SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - REGISTRANT BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common Stock, Par or Stated Value Per Share	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000,000	250,000,000
Ordinary share, shares issued	41,123,000	40,907,000
Ordinary share, shares outstanding	36,114,000	35,898,000
Treasury shares	5,009,000	5,009,000
UTSTARCOM HOLDINGS CORP
Common Stock, Par or Stated Value Per Share	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000,000	250,000,000
Ordinary share, shares issued	41,123,000	40,907,000
Ordinary share, shares outstanding	36,114,000	35,898,000
Treasury shares	5,009,000	5,009,000